UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Prospect Management, LLC
Address:       250 Mill Street
               Rochester, NY 14614

Form 13F File Number: 028-12899

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          A. Andy Nahas
Title:         Managing Member
Phone:         585-777-4120

Signature, Place, and Date of Signing:

/s/ A. Andy Nahas                    Rochester, NY               5/7/09
-------------------                  ----------------           ---------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



                            TITLE OF                     VALUE     SHARES/   SH/  PUT/  INVSTMNT    OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP   (x$1000)   PRN AMT   PRN  CALL  DSCRTN      MANAGERS   SOLE     SHARED  NONE
------------------------------------------- ----------------------------------------------------------------------------------------
ABAXIS INC                  COM             002567105        344      20,000     SH        SOLE         N/A     20,000
AIRMEDIA GROUP INC          SPONSORED ADR   009411109        243      57,900     SH        SOLE         N/A     57,900
ATA INC                     SPONS ADR       00211V106        789     183,599     SH        SOLE         N/A    183,599
BAIDU INC                   SPON ADR REP A  056752108        848       4,800     SH        SOLE         N/A      4,800
BEST BUY INC                COM             086516101        380      10,000     SH        SOLE         N/A     10,000
BOWNE & CO INC              COM             103043105        274      85,240     SH        SOLE         N/A     85,240
CBEYOND INC                 COM             149847105        734      39,000     SH        SOLE         N/A     39,000
CHINA DISTANCE ED HLDGS LTD SPONS ADR       16944W104      1,789     328,791     SH        SOLE         N/A    328,791
CNINSURE INC                SPONSORED ADR   18976M103        733      99,524     SH        SOLE         N/A     99,524
COMSCORE INC                COM             20564W105        484      40,000     SH        SOLE         N/A     40,000
CTRIP COM INTL LTD          ADR             22943F100        427      15,600     SH        SOLE         N/A     15,600
LOOPNET INC                 COM             543524300        340      56,000     SH        SOLE         N/A     56,000
MERCADOLIBRE INC            COM             58733R102        908      49,000     SH        SOLE         N/A     49,000
RACKSPACE HOSTING INC       COM             750086100        375      50,000     SH        SOLE         N/A     50,000

                                         14                8,668




                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         14
Form 13F Information Table Value Total:         8,668
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE